Income Tax Provision - Schedule of Income Taxes Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal: Current
U.S. federal: Deferred			(4,302)	(1,725)
State and local: Current
State and local: Deferred			(970)	(389)
Valuation allowance
Income tax benefit	$ (1,038)	$ (1,169)	$ 5,272	$ (2,114)